Schedule of Investments (unaudited)
March 31, 2020
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
BAE Systems PLC, ADR	692,916	$ 17,704,004
Automobiles — 1.3%
General Motors Co.	857,140	17,811,369
Banks — 10.1%
Citigroup, Inc.	961,757	40,509,205
JPMorgan Chase & Co.	589,308	53,055,399
Wells Fargo & Co.	1,520,612	43,641,565
		137,206,169
Beverages — 1.0%
Molson Coors Beverage Co., Class B	346,478	13,516,107
Biotechnology — 1.1%
Biogen, Inc.(a)	47,840	15,135,619
Building Products — 0.4%
Masco Corp.	150,420	5,200,019
Capital Markets — 2.1%
Apollo Global Management, Inc.	207,690	6,957,615
E*TRADE Financial Corp.	616,925	21,172,866
		28,130,481
Chemicals — 2.8%
Corteva, Inc.	1,382,861	32,497,234
Dow, Inc.	200,927	5,875,105
		38,372,339
Communications Equipment — 2.8%
Cisco Systems, Inc.	979,528	38,505,246
Construction & Engineering — 1.3%
Quanta Services, Inc.	560,990	17,800,213
Consumer Finance — 1.2%
Capital One Financial Corp.	308,713	15,565,309
Diversified Financial Services — 1.6%
Equitable Holdings, Inc.	1,469,436	21,233,350
Diversified Telecommunication Services — 4.5%
Verizon Communications, Inc.	1,139,525	61,226,678
Electric Utilities — 4.6%
Edison International	57,924	3,173,656
Entergy Corp.	33,454	3,143,672
Exelon Corp.	687,782	25,317,256
FirstEnergy Corp.	769,912	30,850,374
		62,484,958
Electrical Equipment — 1.4%
ABB Ltd., ADR	362,984	6,265,104
Hubbell, Inc.	112,084	12,860,518
		19,125,622
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.(a)(b)	528,870	4,429,286
Food Products — 3.3%
Conagra Brands, Inc.	450,266	13,210,805
Kellogg Co.	531,291	31,872,147
		45,082,952
Health Care Equipment & Supplies — 6.5%
Koninklijke Philips NV, NY Shares	976,668	39,222,987
Medtronic PLC	184,639	16,650,745
Smith & Nephew PLC	1,831,100	32,257,525
		88,131,257
Security	Shares	Value
Health Care Providers & Services — 5.2%
Anthem, Inc.	89,010	$ 20,208,830
Cigna Corp.	92,708	16,426,004
CVS Health Corp.	205,430	12,188,162
Laboratory Corp. of America Holdings(a)	168,031	21,237,438
		70,060,434
Household Durables — 1.5%
Newell Brands, Inc.	501,530	6,660,319
Sony Corp., ADR(b)	217,484	12,870,703
		19,531,022
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp	1,563,448	21,262,893
Industrial Conglomerates — 2.7%
General Electric Co.	2,093,376	16,621,405
Siemens AG, ADR(b)	469,450	19,716,900
		36,338,305
Insurance — 5.8%
American International Group, Inc.	999,584	24,239,912
Hartford Financial Services Group, Inc.	372,685	13,133,419
MetLife, Inc.	605,520	18,510,747
Willis Towers Watson PLC	136,411	23,169,408
		79,053,486
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(a)	12,910	15,000,774
Facebook, Inc., Class A(a)	123,261	20,559,935
		35,560,709
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	317,544	14,756,270
Media — 4.2%
Comcast Corp., Class A	1,316,541	45,262,680
Interpublic Group of Cos., Inc.	748,069	12,111,237
		57,373,917
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	553,408	3,735,504
Multiline Retail — 1.9%
Dollar Tree, Inc.(a)	345,860	25,410,334
Oil, Gas & Consumable Fuels — 7.9%
BP PLC, ADR	744,455	18,157,257
ConocoPhillips	852,737	26,264,300
Marathon Oil Corp.	778,849	2,562,413
Marathon Petroleum Corp.	663,488	15,671,586
Pioneer Natural Resources Co.	239,715	16,816,007
Suncor Energy, Inc.	283,757	4,483,361
Williams Cos., Inc.	1,655,751	23,428,877
		107,383,801
Personal Products — 1.2%
Unilever NV, NY Shares	340,280	16,602,261
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	239,200	13,333,008
Mylan NV(a)	370,120	5,518,489
Pfizer, Inc.	1,026,893	33,517,788
Sanofi, ADR	933,410	40,808,685
		93,177,970
Real Estate Management & Development — 0.5%
Howard Hughes Corp(a)	134,770	6,808,580

Schedule of Investments (unaudited)  (continued)
March 31, 2020
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.7%
Micron Technology, Inc.(a)	88,960	$ 3,741,658
NXP Semiconductors NV	65,330	5,417,817
		9,159,475
Software — 1.8%
CDK Global, Inc.	351,880	11,559,258
Oracle Corp.	272,419	13,166,010
		24,725,268
Specialty Retail — 1.1%
Lowe's Cos., Inc.	168,310	14,483,076
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc., Class C(a)	278,885	11,029,902
Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear, Inc.	640,687	8,175,166
Tobacco — 2.1%
Altria Group, Inc.	533,960	20,648,233
British American Tobacco PLC, ADR	232,840	7,960,800
		28,609,033
Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	1,050,790	17,611,240
Total Long-Term Investments — 99.4% (Cost: $1,479,199,271)		1,347,509,624
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	6,202,478	$ 6,202,478
SL Liquidity Series, LLC, Money Market Series, 0.88% (e)	9,355,971	9,354,100
Total Short-Term Securities — 1.1% (Cost: $15,553,083)		15,556,578
Total Investments — 100.5% (Cost: $1,494,752,354)		1,363,066,202
Liabilities in Excess of Other Assets — (0.5)%		(7,154,827)
Net Assets — 100.0%		$1,355,911,375
(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	97,436,697	—	(91,234,219) (b)	6,202,478	$ 6,202,478	$ 563,571	$ 27	$ —
SL Liquidity Series, LLC, Money Market Series	4,928,053	4,427,918(b)	—	9,355,971	9,354,100	43,846(c)	(20,554)	3,441
					$ 15,556,578	$ 607,417	$ (20,527)	$ 3,441
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Portfolio Abbreviation
ADR	American Depositary Receipt

Schedule of Investments (unaudited)  (continued)
March 31, 2020
BlackRock Basic Value Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
As of March 31, 2020, certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 17,704,004	$ —	$ —	$ 17,704,004
Automobiles	17,811,369	—	—	17,811,369
Banks	137,206,169	—	—	137,206,169
Beverages	13,516,107	—	—	13,516,107
Biotechnology	15,135,619	—	—	15,135,619
Building Products	5,200,019	—	—	5,200,019
Capital Markets	28,130,481	—	—	28,130,481
Chemicals	38,372,339	—	—	38,372,339
Communications Equipment	38,505,246	—	—	38,505,246
Construction & Engineering	17,800,213	—	—	17,800,213
Consumer Finance	15,565,309	—	—	15,565,309
Diversified Financial Services	21,233,350	—	—	21,233,350
Diversified Telecommunication Services	61,226,678	—	—	61,226,678
Electric Utilities	62,484,958	—	—	62,484,958
Electrical Equipment	19,125,622	—	—	19,125,622
Electronic Equipment, Instruments & Components	4,429,286	—	—	4,429,286
Food Products	45,082,952	—	—	45,082,952
Health Care Equipment & Supplies	55,873,732	32,257,525	—	88,131,257
Health Care Providers & Services	70,060,434	—	—	70,060,434
Household Durables	19,531,022	—	—	19,531,022
Independent Power and Renewable Electricity Producers	21,262,893	—	—	21,262,893
Industrial Conglomerates	36,338,305	—	—	36,338,305
Insurance	79,053,486	—	—	79,053,486
Interactive Media & Services	35,560,709	—	—	35,560,709
IT Services	14,756,270	—	—	14,756,270
Media	57,373,917	—	—	57,373,917
Metals & Mining	3,735,504	—	—	3,735,504
Multiline Retail	25,410,334	—	—	25,410,334
Oil, Gas & Consumable Fuels	107,383,801	—	—	107,383,801
Personal Products	16,602,261	—	—	16,602,261
Pharmaceuticals	93,177,970	—	—	93,177,970
Real Estate Management & Development	6,808,580	—	—	6,808,580
Semiconductors & Semiconductor Equipment	9,159,475	—	—	9,159,475

Schedule of Investments (unaudited)  (continued)
March 31, 2020
BlackRock Basic Value Fund, Inc.
	Level 1	Level 2	Level 3	Total
Software	$ 24,725,268	$ —	$ —	$ 24,725,268
Specialty Retail	14,483,076	—	—	14,483,076
Technology Hardware, Storage & Peripherals	11,029,902	—	—	11,029,902
Textiles, Apparel & Luxury Goods	8,175,166	—	—	8,175,166
Tobacco	28,609,033	—	—	28,609,033
Wireless Telecommunication Services	17,611,240	—	—	17,611,240
Short-Term Securities
Money Market Funds	6,202,478	—	—	6,202,478
	$ 1,321,454,577	$ 32,257,525	$ —	1,353,712,102
Investments Valued at NAV(a)				9,354,100
				$ 1,363,066,202
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4